Computer Hardware and Other Property, Net (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Computer Hardware and Other Property, Net.
Computer hardware	$ 22,095	$ 20,174	$ 18,130		$ 20,174		$ 22,095	$ 18,130	$ 18,130	$ 11,238
Leasehold improvements	13,965	13,296	13,298		13,296		13,965	13,298	13,298	13,885
Furniture, fixtures and equipment	6,326	6,574	6,816		6,574		6,326	6,816	6,816	6,768
Total computer hardware and other property	42,386	40,044	38,244		40,044		42,386	38,244	38,244	31,891
Accumulated depreciation	(22,201)	(21,554)	(17,603)		(21,554)		(22,201)	(17,603)	(17,603)	(8,881)
Total computer hardware and other property, net	20,185	18,490	20,641		18,490		20,185	20,641	20,641	23,010
Depreciation	$ 2,281	$ 2,131	$ 3,291	$ 3,249	$ 4,182	$ 4,650	$ 6,463	$ 7,941	$ 9,422	$ 6,997